Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

	Goodwill	Other intangible assets
Cost		Software licenses	Exploration rights	Total
As of December 31, 2017	—	5,282	—	5,282
Additions	—	13	—	13

As of April 3, 2018	—	5,295	—	5,295

Additions	—	1,805	29,681	31,486
Additions from business combinations (Note 32)	28,484	75	—	75
Accumulated depreciation from business combination of PELSA to arrive to net book value	—	(4,459)	—	(4,459)

As of December 31, 2018	28,484	2,716	29,681	32,397

Additions	—	4,225	—	4,225
Disposals	—	—	(278)	(278)

As of December 31, 2019	28,484	6,941	29,403	36,344

Additions	—	3,664	—	3,664
Impairment of long -live assets (1)	—	—	(14,044)	(14,044)

As of December 31, 2020	28,484	10,605	15,359	25,964

Accumulated amortization
As of December 31, 2017	—	(4,261)	—	(4,261)
Amortization charge for the period	—	(198)	—	(198)

As of April 3, 2018	—	(4,459)	—	(4,459)

Reversal of accumulated depreciation from business combination of PELSA	—	4,459	—	4,459
Amortization charge for the period	—	(797)	—	(797)

As of December 31, 2018	—	(797)	—	(797)

Amortization charge for the year	—	(1,518)	—	(1,518)

As of December 31, 2019	—	(2,315)	—	(2,315)

Amortization charge for the year	—	(2,568)	—	(2,568)

As of December 31, 2020	—	(4,883)	—	(4,883)

Net book value
As of December 31, 2020	28,484	5,722	15,359	21,081

As of December 31, 2019	28,484	4,626	29,403	34,029

As of December 31, 2018	28,484	1,919	29,681	31,600